Subsequent Events - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 08, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 28, 2016
Subsequent Event [Line Items]
Net cash paid at acquisition			$ 80,503,000	$ 40,015,000	$ 122,157,000
Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity						$ 325,000,000
Subsequent Event | CoAdna, Inc
Subsequent Event [Line Items]
Net cash paid at acquisition		$ 85,000,000
Acquisition, net of cash acquired		$ 42,200,000
Subsequent Event | Finisar Corporation
Subsequent Event [Line Items]
Percentage of aggregate consideration in cash	60.00%
Percentage of aggregate consideration in stock	40.00%
Subsequent Event | Finisar Corporation | Senior Secured Credit Facility
Subsequent Event [Line Items]
Commitment fee percentage	100.00%
Subsequent Event | Finisar Corporation | Term B Loan
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	$ 975,000,000
Subsequent Event | Finisar Corporation | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	450,000,000
Subsequent Event | Finisar Corporation | Maximum | Senior Secured Credit Facility
Subsequent Event [Line Items]
Aggregate principal amount	$ 2,425,000,000
Subsequent Event | Finisar Corporation | Cash Election Consideration
Subsequent Event [Line Items]
Amount per share to be received	$ 26.00
Subsequent Event | Finisar Corporation | Stock Election Consideration
Subsequent Event [Line Items]
Number of shares to be received	0.5546
Subsequent Event | Finisar Corporation | Mixed Election Consideration
Subsequent Event [Line Items]
Amount per share to be received	$ 15.60
Number of shares to be received	0.2218